COLLATERALIZED TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2024
Collateralized Financings [Abstract]
Schedule of fair values of client margin asset and security borrowings that were available to utilize as collateral

The following table summarizes the amounts related to collateralized transactions as of December 31, 2023 and June 30, 2024:

	As of December 31,	As of June 30,
	2023	2024
	US$	US$
Total client margin asset	5,760,418,260	4,882,223,371

Fulfillment of client margin financings	46,720,095	106,224,011
Fulfillment of client short sales	58,876,336	69,139,760
Securities lending to other brokers	1,330,623,661	1,053,968,909
Total collateral repledged	1,436,220,092	1,229,332,680